Furniture, Equipment, Purchased Software and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Components of furniture, equipment, purchased software and leasehold improvements.

The components of furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization are as follows (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Computer hardware	$22,818	$67,852
Leasehold improvements	12,339	27,139
Purchased software	3,039	12,991
Furniture and office equipment	2,968	6,350
Accumulated depreciation and amortization	(3,036)	(87,301)
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	$38,128	$27,031